Equity Method Investments (Summary of Information Relating to The Equity Method Investees) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operations:
Total revenues	¥ 2,814,361	¥ 2,663,659	¥ 2,508,043
Financial position:
Total assets	16,322,100	15,289,385	14,280,684
Total Liabilities	12,297,490	11,674,118
Total equity	3,941,466	3,543,607
Equity Method Investment, Nonconsolidated Investee, Other [Member]
Operations:
Total revenues	2,871,734	1,792,981	1,496,724
Income before income taxes	266,966	(372,994)	835,483
Net income	198,006	(432,618)	801,639
Financial position:
Total assets	26,689,362	19,563,071	18,503,185
Total Liabilities	17,178,962	12,379,335	11,200,054
Total equity	¥ 9,510,400	¥ 7,183,736	¥ 7,303,131